GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	(7,362,187)
Effect of exchange rate	(338,382)
Balance as of December 31, 2023	$-